Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102-3714
Telephone: 1-888-PRU-2888

Writer’s Direct Dial (203) 944-5336

January 2, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Definitive Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680	333-162676
333-144639	333-131035
333-130989	333-170468
333-170466

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants, we hereby certify that:

1.
With respect to the Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements,  the form of SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/William J. Evers
William J. Evers